Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Number of Shares		Ordinary Shares	Additional paid-in capital	Statutory reserve	Retained earnings (Accumulated deficit)	Accumulated other comprehensive income (loss)	Non-controlling interest	Total
Balance at Jun. 30, 2021				$ 3,359	$ 25,542,531	$ 664,100	$ 36,804,282	$ 1,298,015	$ (47,041)	$ 64,265,246
Balance (in Shares) at Jun. 30, 2021	[1]	336
Loss for the year							(5,430,209)			(5,430,209)
Foreign currency translation adjustment								(2,243,108)		(2,243,108)
Acquisition of former non-controlling interest in HAPPY					(481,446)				14,558	(466,888)
Disposal of 47% ownership in Fuzhou Fumao									12,530	12,530
Acquisition of 60% ownership in Youyou				270	1,999,821					2,000,091
Acquisition of 60% ownership in Youyou (in Shares)		27
Acquisition of 40% ownership in Lianbao				582	3,742,676					3,743,258
Acquisition of 40% ownership in Lianbao (in Shares)		58
Shares issued to directors and consultants				140	630,360					630,500
Shares issued to directors and consultants (in Shares)		14
Issuance of the convertible notes – equity portion					1,472,987					1,472,987
Issuance of the warrants					345,477					345,477
Issuance of shares for convertible note interest settlement				74	199,926					200,000
Issuance of shares for convertible note interest settlement (in Shares)		8
Balance at Jun. 30, 2022				4,425	33,452,332	664,100	31,374,073	(945,093)	(19,953)	64,529,884
Balance (in Shares) at Jun. 30, 2022	[1]	443
Loss for the year							(35,006,839)		(1,235,410)	(36,242,249)
Acquisition of 75% ownership in Zhongrun				12,124	11,338,195				2,156,098	13,506,417
Acquisition of 75% ownership in Zhongrun (in Shares)		1,212
Acquisition of 100% ownership in Chuangying-				1,444	5,591,605					5,593,049
Acquisition of 100% ownership in Chuangying- (in Shares)		144
Shares issued to investors				457,086	92,522,591					92,979,677
Shares issued to investors (in Shares)		45,709
Shares issued under equity incentive plan				200	105,800					106,000
Shares issued under equity incentive plan (in Shares)		20
Shares issued for conversion of convertible notes				69,702	3,450,298					3,520,000
Shares issued for conversion of convertible notes (in Shares)		6,970
Foreign currency translation adjustment								(6,164,161)	(20,011)	(6,184,172)
Balance at Jun. 30, 2023				544,981	146,460,821	664,100	(3,632,766)	(7,109,254)	880,724	$ 137,808,606
Balance (in Shares) at Jun. 30, 2023		54,498	[2]							544,981	[3]
Loss for the year							(19,387,129)		(80,923)	$ (19,468,052)
Reverse stock split				(8,149)	8,149
Reverse stock split (in Shares)		(815)
Shares issued to investors				16,146,341	19,587,219					$ 35,733,560
Shares issued to investors (in Shares)		1,614,634								340,000
Shares issued under equity incentive plan				2,220,000	1,470,860					$ 3,690,860
Shares issued under equity incentive plan (in Shares)		222,000
Shares issued for conversion of convertible notes				1,540,461	3,915,218					5,455,679
Shares issued for conversion of convertible notes (in Shares)		154,046
Foreign currency translation adjustment								(58,945)	(3,932)	(62,877)
Balance at Jun. 30, 2024				$ 20,443,634	$ 171,442,267	$ 664,100	$ (23,019,895)	$ (7,168,199)	$ 795,869	$ 163,157,776
Balance (in Shares) at Jun. 30, 2024		2,044,363	[4]							2,044,363	[5]

[1]	Retrospectively restated for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024.
[2]	Retrospectively restated for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024.
[3]	Retrospectively restated for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024.
[4]	Retrospectively restated for effect of reverse stock split on September 24, 2024.
[5]	Retrospectively restated for effect of reverse stock split on September 24, 2024.